Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of Composite depreciation rate
Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the estimated useful lives of property and equipment on a straight-line basis at the following rates:

Type of Asset	Rate of depreciation
Premises	1.67%
Software and systems	20.00%
Equipment and furniture	10.00%-33.33%